Employee benefit plans - Components of net periodic benefit cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefit plans
Service cost	€ 28,748	€ 32,399	€ 42,367
Net interest cost	24,135	23,721	11,927
Prior service cost	(481)	(538)	(512)
Net periodic benefit costs	€ 52,402	€ 55,582	€ 53,782